OTHER LIABILITIES (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER LIABILITIES
Payables	$ 3,629,433	$ 2,491,055
Suppliers	2,333,289	1,435,569
Advances to obligations	1,082,447	799,819
Collection services	1,032,613	716,031
Dividends	769,181	78,304
Deposits delivered as security	655,176	376,447
Bonuses and short-term benefits	640,458	526,273
Security contributions	473,247	340,322
Provisions	417,242	288,017
Salaries and other labor obligations	359,673	352,198
Advances in leasing operations and loans	282,173	169,153
Deferred interests	96,939	77,115
Liabilities from contracts with customers	56,856	55,025	$ 64,071
Other	50,484	57,396
Total	$ 11,879,211	$ 7,762,724